Employee Benefit Plans (Schedule Of Estimated Benefits Expected To Be Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 547
2013	587
2014	626
2015	667
2016	707
2017-2021	4,075
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	113
2013	117
2014	122
2015	127
2016	132
2017-2021	733
Contributed to the pension benefit plans	137	94
Approximate contribution expected to be paid	109
Federal subsidy on benefits paid	12	3
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributed to the pension benefit plans	230	162
Approximate contribution expected to be paid	286
Federal Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	(6)
2013	(7)
2014	(8)
2015	(8)
2016	(9)
2017-2021	(58)
Federal subsidy on benefits paid	$ 4	$ 3